Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Stock issuance offering costs	$ 4.8	$ 3.3
Dropdown Predecessor [Member]
Number of vessels		13